Filed under Rule 497(e)
Registration No. 002-83631

VALIC Company I

Supplement dated December 22, 2016, to each

Prospectus dated October 1, 2016, as amended

Effective immediately, all reference to the hyperlink www.valic.com/Prospectuses-Reports_3240_424368.html is deleted and replaced with a reference to the following hyperlink:

www.valic.com/prospectus-and-reports/annuities

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Versions: AGL 33, DAF, SALA 6

Filed under Rule 497(e)
Registration No. 002-83631

VALIC Company I

Supplement dated December 22, 2016, to the

Statement of Additional Information (“SAI”) dated October 1, 2016, as amended

Effective immediately:

All reference to the hyperlink www.valic.com/Prospectuses-Reports_3240_424368.html is deleted and replaced with a reference to the following hyperlink:

www.valic.com/prospectus-and-reports/annuities

All reference to the hyperlink www.valic.com/money-market-funds-d3_3240_717149.html is deleted and replaced with a reference to the following hyperlink:

www.valic.com/prospectus-and-reports/money-market-funds-d3

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.